American Century Investments®
Quarterly Portfolio Holdings
VP Value Fund
September 30, 2021

VP Value - Schedule of Investments
SEPTEMBER 30, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 96.8%
Aerospace and Defense — 1.9%
BAE Systems plc	648,740	4,913,592
Raytheon Technologies Corp.	89,020	7,652,159
Thales SA	52,370	5,077,561
		17,643,312
Airlines — 0.8%
Southwest Airlines Co.(1)	138,067	7,100,786
Auto Components — 0.9%
BorgWarner, Inc.	203,019	8,772,451
Automobiles — 1.3%
General Motors Co.(1)	124,434	6,558,916
Honda Motor Co. Ltd.(1)	174,500	5,364,794
		11,923,710
Banks — 12.4%
Bank of America Corp.	439,070	18,638,521
Comerica, Inc.	39,892	3,211,306
JPMorgan Chase & Co.	165,549	27,098,716
M&T Bank Corp.	29,304	4,376,259
PNC Financial Services Group, Inc. (The)	32,592	6,376,299
Royal Bank of Canada	66,220	6,589,063
Truist Financial Corp.	156,050	9,152,333
U.S. Bancorp	418,162	24,855,549
Wells Fargo & Co.	373,892	17,352,328
		117,650,374
Capital Markets — 3.8%
Bank of New York Mellon Corp. (The)	295,560	15,321,831
Invesco Ltd.	278,976	6,726,111
Northern Trust Corp.	62,157	6,701,146
State Street Corp.	82,030	6,949,582
		35,698,670
Communications Equipment — 3.3%
Cisco Systems, Inc.	457,333	24,892,635
F5 Networks, Inc.(1)	31,280	6,217,839
		31,110,474
Containers and Packaging — 0.9%
Sonoco Products Co.	140,001	8,341,260
Diversified Financial Services — 3.4%
Berkshire Hathaway, Inc., Class A(1)	50	20,568,949
Berkshire Hathaway, Inc., Class B(1)	44,354	12,105,981
		32,674,930
Diversified Telecommunication Services — 4.9%
AT&T, Inc.	936,074	25,283,359
Verizon Communications, Inc.	394,811	21,323,742
		46,607,101
Electric Utilities — 1.3%
Edison International	121,600	6,745,152
Pinnacle West Capital Corp.	79,640	5,762,750
		12,507,902

Electrical Equipment — 2.6%
Emerson Electric Co.	90,539	8,528,774
Hubbell, Inc.	48,665	8,792,305
nVent Electric plc	219,588	7,099,280
		24,420,359
Electronic Equipment, Instruments and Components — 0.4%
Anritsu Corp.(1)	221,500	3,952,741
Energy Equipment and Services — 2.8%
Baker Hughes Co.	383,896	9,493,748
Halliburton Co.	232,680	5,030,542
Schlumberger NV	401,011	11,885,966
		26,410,256
Entertainment — 1.5%
Walt Disney Co. (The)(1)	85,220	14,416,667
Equity Real Estate Investment Trusts (REITs) — 1.6%
Equinix, Inc.	4,350	3,437,065
Healthpeak Properties, Inc.	168,140	5,629,327
Weyerhaeuser Co.	176,380	6,273,837
		15,340,229
Food and Staples Retailing — 1.8%
Koninklijke Ahold Delhaize NV	251,380	8,370,484
Walmart, Inc.	61,898	8,627,343
		16,997,827
Food Products — 4.7%
Conagra Brands, Inc.	361,240	12,235,199
Danone SA	112,080	7,641,381
J.M. Smucker Co. (The)	27,800	3,336,834
Kellogg Co.	104,637	6,688,397
Mondelez International, Inc., Class A	169,196	9,843,823
Orkla ASA	502,180	4,609,106
		44,354,740
Gas Utilities — 0.4%
Atmos Energy Corp.	45,674	4,028,447
Health Care Equipment and Supplies — 3.6%
Medtronic plc	141,747	17,767,987
Zimmer Biomet Holdings, Inc.	112,523	16,468,866
		34,236,853
Health Care Providers and Services — 5.1%
Cardinal Health, Inc.	329,440	16,294,102
Cigna Corp.	36,860	7,377,898
CVS Health Corp.	116,970	9,926,074
McKesson Corp.	49,330	9,835,415
Universal Health Services, Inc., Class B	37,170	5,143,213
		48,576,702
Hotels, Restaurants and Leisure — 0.7%
Sodexo SA(1)	71,290	6,230,435
Household Products — 0.9%
Procter & Gamble Co. (The)	59,086	8,260,223
Industrial Conglomerates — 3.4%
General Electric Co.	211,058	21,745,306
Siemens AG	65,730	10,750,207
		32,495,513
Insurance — 3.6%
Aflac, Inc.	90,750	4,730,798
Chubb Ltd.	88,409	15,337,193

MetLife, Inc.	99,429	6,137,752
Reinsurance Group of America, Inc.	69,841	7,770,510
		33,976,253
Leisure Products — 0.4%
Mattel, Inc.(1)	205,963	3,822,673
Machinery — 0.6%
IMI plc	244,286	5,430,216
Metals and Mining — 0.6%
BHP Group Ltd.	196,830	5,256,904
Multi-Utilities — 0.5%
CMS Energy Corp.	84,720	5,060,326
Multiline Retail — 0.8%
Dollar Tree, Inc.(1)	79,270	7,587,724
Oil, Gas and Consumable Fuels — 7.0%
Chevron Corp.	238,107	24,155,955
ConocoPhillips	98,514	6,676,294
Devon Energy Corp.	236,017	8,380,964
EQT Corp.(1)	243,001	4,971,800
Exxon Mobil Corp.	115,610	6,800,180
Royal Dutch Shell plc, B Shares	277,650	6,151,783
TotalEnergies SE	197,229	9,427,140
		66,564,116
Paper and Forest Products — 0.7%
Mondi plc	282,010	6,910,933
Personal Products — 1.2%
Unilever plc	209,580	11,320,695
Pharmaceuticals — 8.5%
Bristol-Myers Squibb Co.	146,720	8,681,422
Johnson & Johnson	164,242	26,525,083
Merck & Co., Inc.	282,092	21,187,930
Pfizer, Inc.	282,589	12,154,153
Roche Holding AG	17,060	6,226,384
Teva Pharmaceutical Industries Ltd., ADR(1)	579,466	5,643,999
		80,418,971
Road and Rail — 1.0%
Heartland Express, Inc.	588,249	9,423,749
Semiconductors and Semiconductor Equipment — 2.6%
Intel Corp.	339,815	18,105,343
QUALCOMM, Inc.	49,700	6,410,306
		24,515,649
Software — 1.4%
Open Text Corp.	134,030	6,532,622
Oracle Corp. (New York)	73,063	6,365,979
		12,898,601
Specialty Retail — 1.0%
Advance Auto Parts, Inc.	43,331	9,051,413
Technology Hardware, Storage and Peripherals — 0.5%
HP, Inc.	184,327	5,043,187
Textiles, Apparel and Luxury Goods — 1.1%
Ralph Lauren Corp.	42,890	4,762,505
Tapestry, Inc.	164,784	6,100,304
		10,862,809
Trading Companies and Distributors — 0.9%
MSC Industrial Direct Co., Inc., Class A	111,502	8,941,345
TOTAL COMMON STOCKS (Cost $657,513,621)		916,837,526

TEMPORARY CASH INVESTMENTS — 3.1%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125%, 5/15/23, valued at $5,428,411), in a joint trading account at 0.02%, dated 9/30/21, due 10/1/21 (Delivery value $5,320,274)		5,320,271
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.375%, 11/15/48, valued at $18,091,861), at 0.01%, dated 9/30/21, due 10/1/21 (Delivery value $17,737,005)		17,737,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	6,186,212	6,186,212
TOTAL TEMPORARY CASH INVESTMENTS (Cost $29,243,483)		29,243,483
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $686,757,104)		946,081,009
OTHER ASSETS AND LIABILITIES — 0.1%		1,287,168
TOTAL NET ASSETS — 100.0%		$947,368,177

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,654,787	AUD	5,032,547	Bank of America N.A.	12/31/21	$14,788
USD	296,006	AUD	410,295	Bank of America N.A.	12/31/21	(756)
USD	4,888,932	CAD	6,224,514	Morgan Stanley	12/31/21	(25,758)
USD	4,315,365	CHF	3,970,395	Morgan Stanley	12/30/21	45,103
USD	417,167	CHF	385,023	Morgan Stanley	12/30/21	3,065
USD	44,811,724	EUR	38,118,497	Credit Suisse AG	12/31/21	569,204
USD	18,084,658	GBP	13,245,883	JPMorgan Chase Bank N.A.	12/31/21	232,899
USD	7,070,518	JPY	774,426,750	Bank of America N.A.	12/30/21	105,716
USD	3,389,771	NOK	29,279,605	UBS AG	12/30/21	42,842
						$987,103

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
USD	-	United States Dollar
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Aerospace and Defense	7,652,159	9,991,153	—
Automobiles	6,558,916	5,364,794	—
Banks	111,061,311	6,589,063	—
Electronic Equipment, Instruments and Components	—	3,952,741	—
Food and Staples Retailing	8,627,343	8,370,484	—
Food Products	32,104,253	12,250,487	—
Hotels, Restaurants and Leisure	—	6,230,435	—
Industrial Conglomerates	21,745,306	10,750,207	—
Machinery	—	5,430,216	—
Metals and Mining	—	5,256,904	—
Oil, Gas and Consumable Fuels	50,985,193	15,578,923	—
Paper and Forest Products	—	6,910,933	—
Personal Products	—	11,320,695	—
Pharmaceuticals	74,192,587	6,226,384	—
Other Industries	489,687,039	—	—
Temporary Cash Investments	6,186,212	23,057,271	—
	808,800,319	137,280,690	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	1,013,617	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	26,514	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.